DSM LARGE CAP GROWTH FUND

Supplement dated May 24, 2016 to
Prospectus dated October 31, 2015, as amended

On May 23, 2016, the Board of Trustees of the Professionally Managed Portfolios (“PMP”) approved the reorganization of the DSM Large Cap Growth Fund into a newly created corresponding fund—Touchstone Large Company Growth Fund—with the same investment objective and similar investment strategies and which will be part of a series of Touchstone Strategic Trust (the “Touchstone Fund”).  The reorganization will be structured as a tax-free reorganization for federal tax purposes and is subject to a number of conditions, including the receipt of approval by the shareholders of the DSM Large Cap Growth Fund.

The proposed reorganization will result in a change in the DSM Large Cap Growth Fund’s management arrangements.  First, the Touchstone Fund will have a new investment adviser, Touchstone Advisors, Inc. (“New Advisor”).  The proposed New Advisor has represented to PMP that it expects to retain DSM Capital Partners LLC (“DSM”) as the sub-adviser to the Touchstone Fund.  The Touchstone Fund will be overseen by a different Board of Trustees as it will no longer be part of PMP, but will instead be part of Touchstone Strategic Trust.  The Touchstone Fund will also have different service providers than the current DSM Large Cap Growth Fund.  More detailed information about the reorganization and the changes that will result from the reorganization will be provided in a proxy statement that is expected to be sent to shareholders in the coming weeks.  When you receive your proxy statement, please review it and cast your vote to avoid any future solicitations.

Please retain this Supplement with the Prospectus.

DSM GLOBAL GROWTH FUND
DSM GLOBAL GROWTH & INCOME FUND
(“DSM Global Funds”)

Supplement dated May 24, 2016 to
Prospectus dated October 31, 2015, as amended

On May 23, 2016, the Board of Trustees of the Professionally Managed Portfolios (“PMP”) approved the reorganization of the above DSM Global Funds into a newly created fund—Touchstone Global Growth Fund—with the same investment objective as that of the DSM Global Growth Fund and similar principal investment strategies to those of the DSM Global Growth Fund (the “Touchstone Fund”).  The reorganization will be structured as a tax-free reorganization for federal tax purposes and is subject to a number of conditions, including the receipt of approval by the shareholders of the DSM Global Funds.

The DSM Global Growth Fund and the Touchstone Fund have the same investment objective and similar principal investment strategies.  Each Fund’s investment objective is to seek capital appreciation.  Each Fund invests primarily in equity securities of global issuers.

The Touchstone Fund and the DSM Global Growth & Income Fund have similar but distinct investment objectives, as the Touchstone Fund does not list the pursuit of current income as part of its objective as the DSM Global Growth & Income Fund does.  The Touchstone Fund and the DSM Global Growth & Income Fund have similar investment strategies except the DSM Global Growth & Income Fund generally has a somewhat more concentrated portfolio than the Touchstone Fund is expected to have.

The proposed reorganization will result in a change in the DSM Global Funds’ management arrangements.  First, the Touchstone Fund will have a new investment adviser, Touchstone Advisors, Inc. (“New Advisor”).  The proposed New Advisor has represented to PMP that it expects to retain DSM Capital Partners LLC (“DSM”) as the sub-adviser to the Touchstone Fund.  The Touchstone Fund will be overseen by a different Board of Trustees as it will not be a part of PMP, but will instead be part of Touchstone Strategic Trust.  The Touchstone Fund will also have different service providers than the current DSM Global Funds.  More detailed information about the reorganization and the changes that will result from the reorganization will be provided in a proxy statement that is expected to be sent to shareholders in the coming weeks.  When you receive your proxy statement, please review it and cast your vote to avoid any future solicitations.

Please retain this Supplement with the Prospectus.

DSM LARGE CAP GROWTH FUND
DSM GLOBAL GROWTH FUND
DSM GLOBAL GROWTH & INCOME FUND
(“DSM Funds”)

Supplement dated May 24, 2016 to
Prospectus dated October 31, 2015, as amended

Effective immediately, the first paragraph in the section titled, Investment Advisor on page 22 of the Prospectus is replaced with the following:

Investment Advisor
DSM Capital Partners LLC, located at 7111 Fairway Drive, Suite 350, Palm Beach Gardens, Florida 33418, is the investment advisor to the Funds. The Advisor manages the Funds, subject to oversight by the Board. The Advisor was founded in 2001 and serves as investment advisor to endowments and foundations, pensions plans, family offices, high net worth individual investors, and corporations. As of June 30, 2015, the Advisor managed approximately $6.6 billion in assets.

Please retain this Supplement with the Prospectus.